Issued Share Capital and Other Reserves (Tables)	12 Months Ended
Dec. 31, 2021
Disclosure of classes of share capital [abstract]
Summary of Other Reserves
Other reserves

	2021	2020	2019
	(in € millions)
Currency translation
At January 1	(54)	(11)	(15)
Currency translation	71	(43)	4
At December 31	17	(54)	(11)
Short term investments
At January 1	5	1	(4)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(8)	8	7
Gains reclassified to consolidated statement of operations	(2)	(3)	—
Deferred tax	2	(1)	(2)
At December 31	(3)	5	1
Long term investments
At January 1	1,059	444	561
(Losses)/gains on fair value not to be subsequently reclassified to consolidated statement of operations	(1,218)	777	(149)
Gain on sale of long term investment reclassified to accumulated deficit	(134)	—	—
Tax effect of gain on sale of long term investment reclassified to accumulated deficit	30	—	—
Deferred tax	237	(162)	32
At December 31	(26)	1,059	444
Cash flow hedges
At January 1	(3)	(4)	(1)
(Losses)/gains on fair value that may be subsequently reclassified to consolidated statement of operations	(11)	5	(7)
Losses/(gains) reclassified to revenue	51	(15)	10
(Gains)/losses reclassified to cost of revenue	(40)	11	(7)
Deferred tax	(1)	—	1
At December 31	(4)	(3)	(4)
Share-based compensation
At January 1	680	494	334
Share-based compensation (Note 19)	222	181	127
Income tax impact associated with share-based compensation (Note 10)	21	34	26
Issuance of share-based compensation in conjunction with business combinations (Note 5)	—	—	13
Restricted stock units withheld for employee taxes	(54)	(29)	(6)
At December 31	869	680	494
Other reserves at December 31	853	1,687	924